                             SELIGMAN ADVISORS, INC.
                                 an affiliate of
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Cash Management Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                     TXCM2 12/98


                                   SELIGMAN
                               ---------------
                               CASH MANAGEMENT
                                  FUND, INC.

                                Annual Report
                              December 31, 1998

                                    ------

                          A Money Market Mutual Fund
                          Seeking to Preserve Capital
                           and to Maximize Liquidity
                              and Current Income

To the Shareholders

During 1998, Seligman Cash Management Fund continued to invest in high-quality money market instruments to preserve its shareholders' capital while providing income and maximizing liquidity. A discussion with your Portfolio Manager appears on page 2.

The past year was one of continued growth for the US economy, with real domestic growth of 3.9%, marking the eighth year of economic expansion. Throughout the year, unemployment was down and consumer spending up, all in a low-inflation environment.

However, financial uncertainty throughout the world placed a drag on US economic growth. In response, the Federal Reserve Board cut the federal-funds rate three times. These actions confirmed the Fed's resolve to protect the US economy from the global financial crisis and markets responded favorably throughout November and December.

As investors everywhere became increasingly concerned about a global financial meltdown, money poured into the world's highest credit quality securities -- US Treasury bonds. This "flight to quality" helped to push US Treasury yields to 30-year lows. At the same time, the federal budget surplus caused a decrease in the overall supply of bonds, as the government needed less paper to finance spending. The yield on the benchmark three-month US Treasury bill fell from 5.34% at the beginning of 1998 to 4.46% on December 31, 1998.

Seligman continues to work to ensure that all of its operations are prepared for the challenges posed by the Year 2000 (Y2K) computer problem. We are confident that there will be no disruption in the investment and shareholder services provided by your Fund as a result of Y2K. In addition, your portfolio management team considers the potential ramifications of Y2K when making decisions on which securities should be held by the Fund.

Thank you for your continued support of Seligman Cash Management Fund in 1998. We look forward to serving your investment needs in 1999. The Fund's portfolio of investments and financial statements follow this letter.

By order of the Board of Directors,


/s/ William C. Morris
William C. Morris
Chairman

                                                   /s/ Brian T. Zino
                                                       Brian T. Zino
                                                           President

January 29, 1999

Interview With Your Portfolio Manager, Gary S. Zeltzer

Q. How did economic and market factors influence Seligman Cash Management Fund's results in 1998?

A. The US economic expansion has continued for eight consecutive years, and while the pace of growth has been slowing, the economy remains strong. Throughout the year, unemployment was down and consumer spending was up, all in a low-inflation environment.

    Global events affected the US economy and markets as the year progressed. The Asian economic crisis that began in a few countries in late 1997 spread throughout the world's emerging markets. The Russian government defaulted on its debt and devalued its currency. Fear then spread to Latin America, where Brazil struggled in vain to protect its currency, the real. In the midst of the turmoil, a single US hedge fund, with a number of bad currency investments, almost caused a global financial meltdown.

    Global financial uncertainty led to concerns that the pace of US economic growth would slow. With inflation remaining benign, the Federal Reserve Board lowered the federal-funds rate three times, reducing this key rate from 5.50% to 4.75%. The Fed's unexpected action in October underscored the potential threat to the US economy of the overseas financial problems. While this action has been positive for stock and bond markets in the US, it has had a negative impact on Seligman Cash Management Fund's yield. US Treasury bills were trading at a 4.46% yield on December 31, 1998. The 30-day effective yield for Seligman Cash Management Fund's Class A shares was 3.79% on December 31, 1998 -- down significantly from the Fund's 4.76% yield on June 30, 1998.

Q.  What was your investment strategy?

A. With the extreme volatility in the stock market, we saw significant swings in cash flows into and out of the Fund during 1998. This kept us in the short end of the market. Quality and liquidity are our main focus with Seligman Cash Management Fund. The Fund is comprised of US Treasury securities and overnight investments selected from a narrow list of lending institutions approved by the Fund's Board of Directors.

Q.  What is your outlook?

A. Moderate unemployment, ongoing consumer strength, and weak commodity prices all bode well for the US economy. Although the Fed decided to hold rates steady at its first meeting in 1999, continued global financial turmoil could prompt the Fed to take further action. Any interest rate cuts by the Fed will adversely affect the yield on Seligman Cash Management Fund.

[PHOTO]

Taxable Fixed Income Team: (standing, from left) Deborah Joseph (Administrative Assistant), Nicholas Walsh, Brian Turner, (seated) Susan Egan, Gary S. Zeltzer (Portfolio Manager)
A Team Approach

Seligman Cash Management Fund is managed by the Seligman Taxable Fixed Income Team, headed by Gary S. Zeltzer. Mr. Zeltzer is assisted by seasoned research professionals who are responsible for identifying quality money market instruments in order to preserve investors' capital and to maximize liquidity and current income.

Investment Results
December 31, 1998

                                                                CLASS A               CLASS B             CLASS D
                                                              ------------          -----------         -----------
Net Assets.........................................           $273,427,211          $24,188,992         $52,242,902
Net Asset Value per Share..........................                  $1.00                $1.00               $1.00
Number of Shareholders.............................                 10,515                1,391               1,589
Dividends*.........................................                 $0.045               $0.035              $0.035
Annualized Net Yield per Share*....................                  4.49%                3.50%               3.50%
Annualized Effective Yield per Share With
  Dividends Invested Monthly*......................                  4.59%                3.56%               3.56%

-----------------
* For the year ended December 31, 1998.
Investment in the Fund is neither insured nor guaranteed by the US government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


Portfolio of Investments
December 31, 1998

                                                                      ANNUALIZED
                                                                       YIELD ON        PRINCIPAL
                                                                     PURCHASE DATE      AMOUNT            VALUE
                                                                     -------------   ------------     -------------
US GOVERNMENT SECURITIES  78.6%
US Treasury Bills, 1/21/1999......................................        4.63%       $75,000,000     $  74,811,459
US Treasury Bills, 2/11/1999......................................        4.38         50,000,000        49,755,139
US Treasury Notes:
   5%, 2/15/1999..................................................        4.59         50,000,000        50,020,900
   5-1/2%, 2/28/1999 .............................................        4.41         50,000,000        50,083,295
   6-1/4%, 3/31/1999 .............................................        4.49         50,000,000        50,205,433
                                                                                                       ------------
TOTAL US GOVERNMENT SECURITIES  (Cost $274,876,226) ..............                                      274,876,226
                                                                                                       ------------

FIXED TIME DEPOSITS  16.0%
Bank of Nova Scotia, Grand Cayman, 4-3/4%, 1/4/1999 ..............        4.82         10,000,000        10,000,000
Canadian Imperial Bank of Commerce,
   Grand Cayman, 4-1/4%, 1/4/1999 ................................        4.31          5,900,000         5,900,000
Credit Communal de Belgique, Grand Cayman, 4-5/8%, 1/4/1999 ......        4.69         10,000,000        10,000,000
First National Bank of Chicago, Grand Cayman, 4-7/8%, 1/4/1999....        4.94         10,000,000        10,000,000
National Westminster Bank, Nassau, 4-1/2%, 1/4/1999...............        4.56         10,000,000        10,000,000
UBS, Grand Cayman, 4%, 1/4/1999 ..................................        4.06         10,000,000        10,000,000
                                                                                                       ------------
TOTAL FIXED TIME DEPOSITS (Cost $55,900,000) .....................                                       55,900,000
                                                                                                       ------------
REPURCHASE AGREEMENT (Cost $36,000,000) 10.3%
State Street Bank and Trust 4.45%, dated 12/31/1998,
   maturing 1/4/1999 collateralized by:
   $31,450,000 US Treasury Notes 7-7/8%, 11/15/2004,
   with a fair market value of $36,723,006........................       4.51          36,000,000        36,000,000
                                                                                                       ------------

TOTAL INVESTMENTS (Cost $366,776,226) 104.9% .....................                                      366,776,226
OTHER ASSETS LESS LIABILITIES  (4.9)% ............................                                      (16,917,121)
                                                                                                       ------------
NET ASSETS  100.0% ...............................................                                     $349,859,105
                                                                                                       ============

------------------
See notes to financial statements.

Statement of Assets and Liabilities
December 31, 1998


ASSETS:
Investments, at value:
   US Government securities (Cost $274,876,226)...............           $274,876,226
   Fixed time deposits (Cost $55,900,000) ....................             55,900,000
   Repurchase agreement (Cost $36,000,000)....................             36,000,000
                                                                         ------------          $366,776,226
Cash.................................................................................               561,540
Receivable for Capital Stock sold ...................................................            15,235,048
Interest receivable .................................................................             2,688,572
Investment in, and expenses prepaid to, shareholder service agent ...................                67,772
Other ...............................................................................               112,475
                                                                                               ------------
Total Assets ........................................................................           385,441,633
                                                                                               ------------
LIABILITIES:
Payable for Capital Stock redeemed ..................................................            35,046,878
Accrued expenses, taxes, and other ..................................................               535,650
                                                                                               ------------
Total Liabilities ...................................................................            35,582,528
                                                                                               ------------
Net Assets ..........................................................................          $349,859,105
                                                                                               ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.01 par value; 1,400,000,000 shares authorized;
   349,886,697 shares outstanding):
   Class A ..........................................................................            $2,734,491
   Class B ..........................................................................               241,900
   Class D ..........................................................................               522,476
Additional paid-in capital ..........................................................           346,387,730
Accumulated net realized loss .......................................................               (27,492)
                                                                                               ------------
NET ASSETS:
Applicable to 273,449,098 Class A shares, 24,190,036 Class B shares, and
   52,247,563 Class D shares, equivalent to $1.00 per share .........................          $349,859,105
                                                                                               ============

------------------
See notes to financial statements.

Statement of Operations
For the Year Ended December 31, 1998


INVESTMENT INCOME:
Interest ............................................................................                   $16,250,025

EXPENSES:
Management fee ...............................................             $1,237,103
Distribution and service fees ................................                647,692
Shareholder account services .................................                570,675
Registration .................................................                202,448
Custody and related services .................................                 96,000
Auditing and legal fees ......................................                 44,428
Shareholder reports and communications .......................                 26,454
Directors' fees and expenses .................................                  9,871
Miscellaneous ................................................                 13,835
                                                                          -----------
Total Expenses ......................................................................                     2,848,506
                                                                                                        -----------
Net Investment Income ...............................................................                    13,401,519

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net Realized Loss on Investments ....................................................                       (22,865)
                                                                                                        -----------
Increase in Net Assets from Operations ..............................................                   $13,378,654
                                                                                                        ===========

------------------
See notes to financial statements.

Statements of Changes in Net Assets

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
                                                                                     1998                   1997
                                                                                -----------------    -----------------
OPERATIONS:
Net investment income...................................................         $    13,401,519      $  10,731,480
Net realized loss on investments .......................................                 (22,865)                --
                                                                                 ---------------     --------------
Increase in Net Assets from Operations .................................              13,378,654         10,731,480
                                                                                 ---------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A ................................................................             (11,137,647)        (9,504,798)
Class B ................................................................                (649,323)          (287,754)
Class D ................................................................              (1,614,549)          (938,928)
                                                                                 ---------------     --------------
Decrease in Net Assets from Distributions ..............................             (13,401,519)       (10,731,480)
                                                                                 ---------------     --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class A .............................................................             460,655,703        369,012,050
   Class B .............................................................              10,830,398          6,725,313
   Class D .............................................................              32,694,485         26,841,455
Investment of dividends:
   Class A .............................................................               9,076,847          8,286,168
   Class B .............................................................                 538,909            234,246
   Class D .............................................................               1,233,133            641,267
Exchanged from associated Funds:
   Class A .............................................................           4,153,086,377      1,337,682,789
   Class B .............................................................              96,955,102         49,941,825
   Class D .............................................................           1,845,865,431        533,443,570
                                                                                 ---------------     --------------
Total ..................................................................           6,610,936,385      2,332,808,683
                                                                                 ---------------     --------------
Cost of shares redeemed:
   Class A .............................................................            (525,764,601)      (390,596,218)
   Class B .............................................................              (7,423,097)        (2,106,850)
   Class D .............................................................             (32,427,324)       (18,366,686)
                                                                                 ---------------     --------------
Exchanged into associated Funds:
   Class A .............................................................          (4,030,213,963)    (1,326,730,395)
   Class B .............................................................             (87,569,652)       (46,429,595)
   Class D .............................................................          (1,819,227,927)      (540,758,955)
                                                                                 ---------------     --------------
Total ..................................................................          (6,502,626,564)    (2,324,988,699)
                                                                                 ---------------     --------------
Increase in Net Assets from Capital Share Transactions .................             108,309,821          7,819,984
                                                                                 ---------------     --------------
Increase in Net Assets .................................................             108,286,956          7,819,984

NET ASSETS:
Beginning of year ......................................................             241,572,149        233,752,165
                                                                                 ---------------     --------------
End of Year ............................................................         $   349,859,105     $  241,572,149
                                                                                 ---------------     --------------
                                                                                 ---------------     --------------

----------------
See notes to financial statements.

                                       7

Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman CashManagement Fund, Inc. (the "Fund") offers three classes of shares: Class A shares, Class B shares, and Class D shares, each of which may be acquired by investors at net asset value. Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within 18 months of original purchase. Class B shares are subject to a distribution fee of 0.75%, a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will auto-matically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. Security Valuation -- The Fund uses the amortized cost method for valuing its short-term securities. Under this method all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund's liability for deferred directors' fees are valued at current market values.

b. Federal Taxes -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are declared daily and paid monthly.

d. Repurchase Agreements -- The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J.& W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

e. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are

Notes to Financial Statements

    charged directly to such class. For the year ended December 31, 1998, distribution and service fees were the only class-specific expenses.

3. Management Fee, Distribution Services, and Other Transactions -- The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund's average daily net assets.

    The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. The management fee for the year ended December 31, 1998, was equivalent to an annual rate of 0.40% of the Fund's average daily net assets.

    The Fund has an Administration, Shareholder Services and Distribution
Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the "Distributor") (formerly Seligman Financial Services, Inc.) and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the year ended December 31, 1998.

    Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of share holder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and, for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

    With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee to a third party (the "Purchaser"), which provides funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

    For the year ended December 31, 1998, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, amounted to $185,783 and $461,909, respectively.

    The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended December 31, 1998, such charges amounted to $193,060.

    The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate amount of such payments retained by the Distributor for the year ended December 31, 1998, amounted to $15,878.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 1998, Seligman Services, Inc. received commissions of $9,574 from the sale of shares of the Fund. Seligman

Notes to Financial Statements

Services, Inc. also received distribution and service fees of $13,257, pursuant to the Plan.

    Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $536,675 for share holder account services. The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,719.

    Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1998, of $141,077 is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

4. Loss Carryforward -- At December 31, 1998, the Fund had a net loss carryforward for federal income tax purposes of $10,413, which is available for offset against future taxable net gains, expiring in various amounts through 2006.

Financial Highlights

    The tables below are intended to help you understand each Class's financial performance for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares out standing. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any sales charges and are not annualized for periods of less than one year.

                                                                                      CLASS A
                                                              -----------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                               1998        1997        1996        1995       1994
                                                              ------      ------      ------      ------     ------
PER SHARE DATA:
Net Asset Value, Beginning of Year........................    $1.000      $1.000      $1.000      $1.000     $1.000
                                                              ------      ------      ------      ------     ------
Income from Investment Operations:
Net investment income.....................................     0.045       0.047       0.046       0.051      0.034
                                                              ------      ------      ------      ------     ------
Total from Investment Operations..........................     0.045       0.047       0.046       0.051      0.034
                                                              ------      ------      ------      ------     ------
Less Distributions:
Dividends from net investment income......................    (0.045)     (0.047)     (0.046)     (0.051)    (0.034)
                                                              ------      ------      ------      ------     ------
Total Distributions.......................................    (0.045)     (0.047)     (0.046)     (0.051)    (0.034)
                                                              ------      ------      ------      ------     ------
Net Asset Value, End of Year..............................    $1.000      $1.000      $1.000      $1.000     $1.000
                                                              ======      ======      ======      ======     ======
TOTAL RETURN:                                                   4.59%       4.80%       4.71%       5.18%      3.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)....................   $273,427    $206,604    $208,950    $177,395   $194,406
Ratio of expenses to average net assets...................      0.71%       0.78%       0.79%       0.86%      0.82%
Ratio of net income to average net assets.................      4.50%       4.70%       4.61%       5.06%      3.41%

------------------
See footnotes on page 12.

                                                            CLASS B                            CLASS D
                                                   -------------------------  ------------------------------------------
                                                     YEAR ENDED
                                                     DECEMBER 31,   4/22/96*            YEAR ENDED DECEMBER 31,
                                                   ---------------     TO     ------------------------------------------
                                                    1998     1997   12/31/96   1998     1997     1996     1995     1994
                                                   ------   ------  --------  ------   ------   ------   ------   ------
PER SHARE DATA:
Net Asset Value, Beginning of Period............   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Income from Investment Operations:
Net investment income...........................    0.035    0.037    0.025    0.035    0.037    0.036    0.040    0.024
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Total from Investment Operations................    0.035    0.037    0.025    0.035    0.037    0.036    0.040    0.024
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Less Distributions:
Dividends from net investment income............   (0.035)  (0.037)  (0.025)  (0.035)  (0.037)  (0.036)  (0.040)  (0.024)
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Total Distributions.............................   (0.035)  (0.037)  (0.025)  (0.035)  (0.037)  (0.036)  (0.040)  (0.024)
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Period..................   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                                   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN:                                        3.56%    3.77%    2.44%    3.56%    3.77%    3.67%    4.08%    2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........   $24,189  $10,858   $2,493  $52,243  $24,110  $22,309  $14,554   $3,458
Ratio of expenses to average net assets.........     1.71%    1.78%    1.78%+   1.71%    1.78%    1.79%    1.90%    1.90%
Ratio of net income to average net assets.......     3.50%    3.70%    3.58%+   3.50%    3.70%    3.61%    4.02%    2.32%
Without reimbursement of expenses:**
  Ratio of expenses to average net assets.......                                                                    3.23%
  Ratio of net income to average net assets.....                                                                    0.99%

------------------
 * Commencement of offering of shares.
** The Manager, at its discretion, reimbursed certain expenses for Class D shares in 1994.
 + Annualized.
See notes to financial statements.

Report of Independent Auditors

The Board of Directors and Shareholders,
Seligman Cash Management Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Cash Management Fund, Inc. as of December 31, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Cash Management Fund, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
January 29, 1999

Board of Directors

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company

Director Emeritus
Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
           4 Board Operations Committee

EXECUTIVE OFFICERS

William C. Morris
Chairman

Brian T. Zino
President

Lawrence P. Vogel
Vice President

Gary S. Zeltzer
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder
                   Services
(800) 445-1777     Retirement Plan
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour
                   Automated
                   Telephone
                   Access Service